Mortgage Notes Payable, Net (Mortgage Principal Payments) (Details) - Mortgages - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
2019 (remainder)	$ 18,945
2020	24,279
2021	892
2022	242,916
2023	6,056
Thereafter	150,297
Total	$ 443,385	$ 470,803